CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Ordinary Shares [Member] Common Class A [Member]	Ordinary Shares [Member] Common Class B [Member]	Ordinary Shares [Member]	Shareholders subscription [Member] Common Class A [Member]	Shareholders subscription [Member] Common Class B [Member]	Shareholders subscription [Member]	Additional paid-in capital [Member] Common Class A [Member]	Additional paid-in capital [Member] Common Class B [Member]	Additional paid-in capital [Member]	Statuory reserves [Member] Common Class A [Member]	Statuory reserves [Member] Common Class B [Member]	Statuory reserves [Member]	(Accumulated deficit) Retained earnings [Member] Common Class A [Member]	(Accumulated deficit) Retained earnings [Member] Common Class B [Member]	(Accumulated deficit) Retained earnings [Member]	Other equity instruments- warrants [Member] Common Class A [Member]	Other equity instruments- warrants [Member] Common Class B [Member]	Other equity instruments- warrants [Member]	Accumulated other comprehensive loss [Member] Common Class A [Member]	Accumulated other comprehensive loss [Member] Common Class B [Member]	Accumulated other comprehensive loss [Member]
Balance at Jun. 30, 2022			$ 1,000			$ (1,000)			$ 0			$ 0			$ 358,685			$ (60,376)			$ 298,309
Balance (in Shares) at Jun. 30, 2022			10,000,000
Net income															996,157						996,157
Transfer to statutory reserve												47,058			(47,058)
Translation changes of foreign currency statements																		(98,014)			(98,014)
Balance at Jun. 30, 2023			$ 1,000			(1,000)			0			47,058			1,307,784			(158,390)			1,196,452
Balance (in Shares) at Jun. 30, 2023			10,000,000
Issurance of ordianary shares																					0
Net income												17,416			1,530,931						1,548,347
Settlement of subscription receivable						1,000															1,000
Translation changes of foreign currency statements																		(9,281)			(9,281)
Balance at Jun. 30, 2024			$ 1,000			0			0			64,474			2,838,715			(167,671)			2,736,518
Balance (in Shares) at Jun. 30, 2024			10,000,000
Issurance of ordianary shares	$ 125	$ 58		$ 0	$ 0		$ 1,695,414	$ 0		$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ 1,695,539	$ 58
Issurance of ordianary shares (in Shares)	1,250,000	580,000
Other equity instruments-warrants									354,589												354,589
Net income															764,919						764,919
Disposal of subsidiary												(64,474)			(267,192)			104,582			(227,084)
Translation changes of foreign currency statements																		29,206			29,206
Balance at Jun. 30, 2025			$ 1,183			$ 0			$ 2,050,003			$ 0			$ 3,336,442			$ (33,883)			$ 5,353,745
Balance (in Shares) at Jun. 30, 2025			11,830,000